                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2901
                                   ------------


                   RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      11/30
                         --------------
Date of reporting period:      2/28
                         --------------

                          PORTFOLIO HOLDINGS
                                 FOR
                RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND
                           AT FEB. 28, 2007

INVESTMENTS IN SECURITIES

FEB. 28, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (93.1%)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

ALABAMA (1.3%)
Birmingham Waterworks & Sewer Board
  Prerefunded Revenue Bonds
  Series 2002B (MBIA)
   01-01-33    5.25%              $4,000,000                 $4,285,080
City of Huntsville
  Unlimited General Obligation
  Refunding Warrants
  Series 2002D
   11-01-14    5.50                3,425,000                  3,771,884
City of Mobile
  Unlimited General Obligation Warrants
  Series 2001 (AMBAC)
   02-15-12    4.75                1,000,000                  1,044,730
County of Jefferson
  Revenue Bonds
  Series 2004A
   01-01-21    5.50                8,500,000                  9,285,995
   01-01-22    5.50                8,750,000                  9,548,175
   01-01-23    5.25                7,500,000                  8,040,600
Montgomery Medical Clinic Board
  Revenue Bonds
  Jackson Hospital & Clinic
  Series 2006
   03-01-21    5.13                3,750,000                  3,947,175
                                                             ----------
Total                                                        39,923,639
-----------------------------------------------------------------------

ALASKA (0.1%)
Alaska Energy Authority
  Refunding Revenue Bonds
  Bradley Lake
  3rd Series 1999 (FSA)
   07-01-14    6.00                2,000,000                  2,276,080
State of Alaska
  Refunding Revenue Bonds
  Series 2006A (MBIA) A.M.T.
   10-01-14    5.00                1,500,000                  1,600,155
                                                             ----------
Total                                                         3,876,235
-----------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

ARIZONA (0.8%)
Arizona Health Facilities Authority
  Revenue Bonds
  Phoenix Childrens Hospital
  Series 2007B
   02-01-42    4.36%              $7,500,000(o)              $7,557,675
Maricopa County Industrial Development Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004A
   07-01-23    5.38                2,500,000                  2,688,250
   07-01-26    5.50                5,000,000                  5,382,900
Phoenix Civic Improvement Corporation
  Refunding Revenue Bonds
  Junior Lien
  Series 2001 (FGIC)
   07-01-12    5.00                1,800,000                  1,914,696
Phoenix Civic Improvement Corporation
  Subordinated Revenue Bonds
  Series 2003A (MBIA)
   07-01-19    5.00                2,000,000                  2,133,660
Tucson
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-01-13    5.50                2,380,000                  2,625,045
   07-01-14    5.50                1,500,000                  1,655,490
                                                             ----------
Total                                                        23,957,716
-----------------------------------------------------------------------

ARKANSAS (0.2%)
County of Washington
  Revenue Bonds
  Construction Regional Medical Center
  Series 2005A
   02-01-35    5.00                5,250,000                  5,415,743
-----------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

CALIFORNIA (17.3%)
Abag Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20    6.13%              $3,750,000                 $4,068,938
California Health Facilities Financing Authority
  Refunding Revenue Bonds
  Cedars-Sinai Medical Center
  Series 2005
   11-15-18    5.00                2,200,000                  2,341,790
   11-15-34    5.00                1,000,000                  1,043,630
California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23    5.25                4,790,000                  5,103,937
California Health Facilities Financing Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2006A
   04-01-39    5.25                3,000,000                  3,216,780
California Health Facilities Financing Authority
  Revenue Bonds
  Lucile Salter Packard Hospital
  Series 2003C (AMBAC)
   08-15-25    5.00                6,340,000                  6,693,201
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  Series 2006H (FGIC) A.M.T.
   08-01-30    5.75                8,500,000                  9,155,690
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  Series 2006K A.M.T.
   08-01-41    4.80                3,500,000                  3,522,540
   02-01-42    5.50               13,500,000                 14,392,350



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

CALIFORNIA (CONT.)
California Pollution Control Financing Authority
  Revenue Bonds
  Waste Management Project
  Series 2005C A.M.T.
   11-01-23    5.13%              $1,000,000                 $1,054,090
California Statewide Communities Development Authority
  Certificate of Participation
  Linked Pars & Inflos
  Series 1993 Escrowed to Maturity (AMBAC)
   10-01-11    5.60               44,800,000(j)              47,162,303
California Statewide Communities Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2006B
   03-01-45    5.25                9,500,000                 10,159,680
California Statewide Communities Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2007B
   04-01-36    4.37                3,600,000(o)               3,617,280
California Statewide Communities Development Authority
  Revenue Bonds
  Sutter Health
  Series 2002B
   08-15-28    5.50                4,000,000                  4,313,160
Chabot-Las Positas Community College District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Election of 2004
  Zero Coupon
  Series 2006B (AMBAC)
   08-01-18    4.65                1,500,000(i)                 928,110
City of Azusa
  Special Tax Bonds
  Escrow Community Facilities
  Series 2007
   09-01-37    5.00                2,845,000                  2,879,652
City of Long Beach
  Refunding Revenue Bonds
  Series 2005A (MBIA) A.M.T.
   05-15-20    5.00                2,520,000                  2,681,759
   05-15-21    5.00                5,000,000                  5,313,800
City of Long Beach
  Revenue Bonds
  Series 2000A (FGIC) A.M.T.
   05-15-23    5.25               15,195,000                 15,948,216
City of San Jose
  Revenue Bonds
  Series 2001A (FGIC)
   03-01-31    5.00                5,690,000                  5,904,229
Golden State Tobacco Securitization Corporation
  Enhanced Asset-backed Revenue Bonds
  Series 2005A
   06-01-45    5.00                2,700,000                  2,807,379
Golden State Tobacco Securitization Corporation
  Prerefunded Revenue Bonds
  Series 2003A-1
   06-01-39    6.75                5,750,000                  6,607,785
   06-01-40    6.63                5,100,000                  5,825,934

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

CALIFORNIA (CONT.)
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Series 2003A-1
   06-01-33    6.25%              $5,265,000                 $5,911,647
Lake Elsinore Public Financing Authority
  Revenue Bonds
  Series 1997F
   09-01-20    7.10                6,850,000                  7,059,679
Lammersville School District Community Facilities District
  Special Tax Bonds
  #2002 Mountain House
  Series 2006
   09-01-35    5.13                  875,000                    894,276
Los Angeles Department of Water & Power
  Revenue Bonds
  Series 2003A (FGIC)
   07-01-43    5.00               11,750,000                 12,296,140
Los Angeles Harbor Department
  Refunding Revenue Bonds
  Series 2006A (MBIA) A.M.T.
   08-01-13    5.00                4,415,000                  4,710,982
   08-01-16    5.00                8,000,000                  8,667,360
Los Angeles Municipal Improvement Corporation
  Revenue Bonds
  Police Headquarters Facility
  Series 2006A (FGIC)
   01-01-31    4.75                3,000,000                  3,131,520
Los Angeles Unified School District
  Prerefunded Unlimited General Obligation Bonds
  Election of 1997
  Series 2002E (MBIA)
   01-01-27    5.13               10,500,000                 11,300,310
Los Angeles Unified School District
  Unlimited General Obligation Refunding Bonds
  Series 2002 (MBIA)
   07-01-16    5.75                5,000,000                  5,797,400
Northern California Power Agency
  Prerefunded Revenue Bonds
  Geothermal Project #3
  Series 1987A
   07-01-09    5.00               13,535,000                 13,746,011
Roseville Natural Gas Finance Authority
  Revenue Bonds
  Series 2007
   02-15-22    5.00                3,600,000                  3,967,776
   02-15-24    5.00                5,880,000                  6,514,099
   02-15-25    5.00                4,865,000                  5,404,139
San Diego Unified School District
  Unlimited General Obligation Refunding Bonds
  Election of 1998
  Series 2002D (FGIC)
   07-01-27    5.00                8,000,000                  8,515,680
San Diego Unified School District
  Unlimited General Obligation Refunding Bonds
  Election of 1998
  Series 2003E (FSA)
   07-01-18    5.25                6,250,000                  6,840,500

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

CALIFORNIA (CONT.)
San Francisco City & County Airports Commission
  Revenue Bonds
  2nd Series 2000-26A (FGIC) A.M.T.
   05-01-22     5.25%            $14,150,000                $14,896,979
San Francisco City & County Public Utilities Commission
  Revenue Bonds
  Series 2002A (MBIA)
   11-01-25    5.00                3,000,000                  3,172,140
San Jose Redevelopment Agency
  Refunding Tax Allocation Bonds
  Merged Area Redevelopment Project
  Series 2004A (MBIA)
   08-01-18    4.54                5,000,000                  5,226,850
State of California
  Prerefunded Unlimited General Obligation Bonds
  Series 2000
   10-01-25    5.38                4,115,000                  4,366,180
State of California
  Prerefunded Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   12-01-21    5.25                2,285,000                  2,416,479
State of California
  Unlimited General Obligation Bonds
  Series 2001
   03-01-31    5.13                7,500,000                  7,816,650
   06-01-31    5.13               30,000,000                 31,337,699
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-17    5.25               16,735,000                 18,122,332
   02-01-21    5.25                2,500,000                  2,698,400
   02-01-29    5.25                5,000,000                  5,339,200
   02-01-32    5.00                8,835,000                  9,263,409
State of California
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   02-01-26    5.25               15,000,000                 16,115,700
State of California
  Unlimited General Obligation Bonds
  Series 2004
   03-01-14    5.25                5,830,000                  6,367,001
   03-01-28    5.00               15,470,000                 16,370,199
   04-01-29    5.30                5,590,000                  6,033,622
   02-01-33    5.00               11,140,000                 11,709,922
State of California
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   02-01-33    5.00                2,500,000                  2,643,275
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   07-01-14    5.25                7,480,000                  8,222,390



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

MUNICIPAL BONDS (CONTINUED)

NAME OF      COUPON               PRINCIPAL                    VALUE(a)
ISSUER AND    RATE                 AMOUNT
TITLE OF
ISSUE(e,f)

CALIFORNIA (CONT.)
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-22    5.00%              $5,000,000                 $5,286,400
   11-01-23    5.13                5,000,000                  5,346,650
   11-01-24    5.13                8,000,000                  8,545,040
   11-01-29    5.25                5,375,000                  5,780,168
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2005
   06-01-28    5.00                6,255,000                  6,649,315
State of California
  Unlimited General Obligation Bonds
  Zero Coupon
  Series 1991-33 (MBIA)
   10-01-11    3.83               20,800,000(i)              17,566,224
State of California
  Unrefunded Unlimited General Obligation Bonds
  Series 2000
   12-01-23    5.25                1,860,000                  1,961,035
State of California
  Unrefunded Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   12-01-21    5.25                1,865,000                  1,972,312
Tobacco Securitization Authority of Southern California
  Revenue Bonds
  Series 2006-A1
   06-01-37    5.00               20,435,000                 20,742,955
Turlock Irrigation District
  Certificate of Participation
  Series 2003A (MBIA)
   01-01-33    5.00                4,450,000                  4,669,430
Walnut Energy Center Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   01-01-29    5.00                9,365,000                  9,861,626
                                                            -----------
Total                                                       529,999,334
-----------------------------------------------------------------------

COLORADO (1.4%)
Aurora Centretech Metropolitan District
  Prerefunded Unlimited General Obligation Bonds
  Series 1993B
   12-01-23   14.71                5,699,785(k)              10,694,393
Colorado Health Facilities Authority
  Revenue Bonds
  Evangelical Lutheran
  Series 2005
   06-01-23    5.25                1,200,000                  1,286,088
   06-01-29    5.00                4,250,000(n)               4,431,773
Colorado Housing & Finance Authority
  Revenue Bonds
  Single Family Mortgage
  Series 2003 Cl II-A-3 A.M.T.
   05-01-32    5.15                3,500,000                  3,581,235
Loveland Special Improvement District #1
  Unlimited General Obligation Bonds
  Series 2000
   07-01-29    7.50                5,500,000(m)               5,667,365

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

COLORADO (CONT.)
North Range Metropolitan District #1
  Prerefunded Limited General Obligation Bonds
  Series 2001
   12-15-31    7.25%             $13,250,000                $15,057,299
University of Colorado
  Revenue Bonds
  Series 2002A (FGIC)
   06-01-12    5.00                3,300,000                  3,512,124
                                                            -----------
Total                                                        44,230,277
-----------------------------------------------------------------------

CONNECTICUT (1.0%)
Mashantucket Western Pequot Tribe
  Subordinated Special Revenue Bonds
  Series 2006A
   09-01-36    5.50                5,000,000(d)               5,275,150
State of Connecticut
  Prerefunded Unlimited General Obligation Bonds
  Series 2001D
   11-15-15    5.13                2,500,000                  2,657,625
State of Connecticut
  Prerefunded Unlimited General Obligation Bonds
  Series 2002B
   06-15-16    5.50                7,900,000                  8,591,408
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2001G
   12-15-10    5.00                6,660,000                  6,974,219
State of Connecticut
  Unlimited General Obligation Refunding Bonds
  Series 2001E
   11-15-15    5.13                6,875,000                  7,296,300
                                                            -----------
Total                                                        30,794,702
-----------------------------------------------------------------------

DISTRICT OF COLUMBIA (0.6%)
District of Columbia
  Revenue Bonds
  Georgetown University
  Series 1988D (MBIA)
   04-01-14    5.25                4,100,000                  4,215,128
Metropolitan Washington Airports Authority
  Revenue Bonds
  Series 2001A (MBIA) A.M.T.
   10-01-27    5.50               13,790,000                 14,743,303
                                                            -----------
Total                                                        18,958,431
-----------------------------------------------------------------------

FLORIDA (3.1%)
Bonita Springs-Vasari Community Development District
  Special Assessment Bonds
  Capital Improvement
  Series 2001B
   05-01-09    6.20                1,085,000                  1,089,568
Brevard County Health Facilities Authority
  Revenue Bonds
  Health First Incorporated Project
  Series 2005
   04-01-24    5.00                5,000,000                  5,283,550
   04-01-34    5.00                4,250,000                  4,432,453

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

FLORIDA (CONT.)
City of Lakeland
  Prerefunded Revenue Bonds
  Lakeland Regional Health Systems
  Series 2002
   11-15-32    5.50%              $9,400,000                $10,357,672
Collier County School Board
  Prerefunded Certificate of Participation
  Series 2002 (FSA)
   02-15-17    5.38                5,000,000                  5,384,500
Crossings at Fleming Island Community Development District
  Revenue Bonds
  Series 1994
   10-01-19    7.38               10,365,000                 10,468,339
Florida State Board of Education
  Unlimited General Obligation Refunding Bonds
  Capital Outlay
  Series 2002D
   06-01-11    5.00                7,295,000                  7,675,215
Florida State Division of Bond Finance
  Refunding Revenue Bonds
  Department of Environmental Protection
  Series 1997B (AMBAC)
   07-01-12    6.00                2,500,000                  2,780,425
Grand Haven Community Development District
  Special Assessment Bonds
  Series 2002
   11-01-07    6.13                  195,000                    195,041
Greyhawk Landing Community Development District
  Special Assessment Bonds
  Series 2002B
   05-01-09    6.25                  200,000                    202,102
Harbor Bay Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-10    6.35                2,970,000                  3,006,650
Heritage Harbor South Community Development District
  Special Assessment Bonds
  Capital Improvement
  Series 2002B
   11-01-08    5.40                   25,000                     25,095
Highlands County Health Facilities Authority
  Prerefunded Revenue Bonds
  Hospital - Adventist Health
  Series 2002B
   11-15-23    5.25               10,300,000                 11,134,403
Highlands County Health Facilities Authority
  Refunding Revenue Bonds
  Hospital - Adventist Health Systems
  Series 2006G
   11-15-21    5.13                2,000,000                  2,134,460
   11-15-22    5.13                2,500,000                  2,666,025
   11-15-32    5.13                2,000,000                  2,113,300
Highlands County Health Facilities Authority
  Revenue Bonds
  Hospital - Adventist Health
  Series 2005D
   11-15-35    5.00                8,550,000                  8,910,468



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

FLORIDA (CONT.)
Landmark at Doral Community Development District
  Special Assessment Bonds
  Series 2006B
   05-01-15    5.20%              $7,500,000                 $7,645,725
Lee County Industrial Development Authority
  Revenue Bonds
  Shell Point/Alliance Obligation Group
  Series 2006
   11-15-36    5.13                3,000,000                  3,076,530
Renaissance Communications Development District
  Special Assessment Bonds
  Series 2002B
   05-01-08    6.25                  935,000                    941,685
Tampa Bay Water Utility System
  Improvement Refunding Revenue Bonds
  Series 2001A (FGIC)
   10-01-12    4.50                5,000,000                  5,158,200
Waterchase Community Development District
  Revenue Bonds
  Series 2001B
   05-01-08    5.90                   65,000                     65,194
                                                             ----------
Total                                                        94,746,600
-----------------------------------------------------------------------

GEORGIA (1.7%)
Appling County Development Authority
  Revenue Bonds
  Georgia Power Company Plant Hatch Project
  Series 2006 (AMBAC)
   07-01-16    4.40               13,000,000                 13,250,380
City of Atlanta
  Refunding Revenue Bonds
  Series 2003D (FGIC) A.M.T.
   01-01-16    5.25               11,145,000                 11,962,040
City of Atlanta
  Revenue Bonds
  Series 2001A (MBIA)
   11-01-39    5.00                8,500,000                  8,867,880
Colquitt County Development Authority
  Subordinated Revenue Bonds
  Zero Coupon
  Series 1991C Escrowed to Maturity
   12-01-21    6.87               26,350,000(i)              14,329,657
Fulton County Development Authority
  Revenue Bonds
  Georgia Tech Athletic Association
  Series 2001 (AMBAC)
   10-01-12    5.50                2,385,000                  2,590,992
Fulton County Development Authority
  Revenue Bonds
  Georgia Tech Foundation Funding
  Series 2002A
   11-01-13    5.25                1,105,000                  1,187,345
                                                             ----------
Total                                                        52,188,294
-----------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

HAWAII (0.8%)
City & County of Honolulu
  Unlimited General Obligation Refunding Bonds
  Series 1993 Inverse Floater
   09-11-08    7.02%             $10,000,000(h)             $10,523,400
Hawaii State Department of Budget & Finance
  Refunding Revenue Bonds Electric
  Company & Subsidiary Project
  Series 2003B (XLCA) A.M.T.
   12-01-22    5.00               12,500,000                 13,058,000
                                                            -----------
Total                                                        23,581,400
-----------------------------------------------------------------------

ILLINOIS (2.7%)
Chicago O'Hare International Airport
  Revenue Bonds
  2nd Lien Passenger Facility
  Series 2001C (AMBAC) A.M.T.
   01-01-11    5.25                3,260,000                  3,419,414
City of Chicago
  Unrefunded Unlimited General Obligation
  Project & Refunding Bonds
  Series 2000C (FGIC)
   01-01-40    5.50                2,940,000                  3,107,168
City of Chicago
  Unrefunded Unlimited General Obligation
  Project & Refunding Bonds
  Series 2001A (MBIA)
   01-01-38    5.50                2,870,000                  3,053,020
Gilberts Special Service Area #9
  Prerefunded Special Tax Bonds
  Big Timber Project
  Series 2001
   03-01-30    7.88                3,407,000                  3,998,591
Illinois Finance Authority
  Refunding Revenue Bonds
  Commonwealth Edison Company
  Series 1994 (AMBAC)
   01-15-14    5.85                4,500,000                  5,043,690
Illinois Finance Authority
  Subordinated Revenue Bonds
  Regency
  Zero Coupon
  Series 1990 Escrowed to Maturity
   04-15-20    7.75               68,000,000(i)              39,093,200
Illinois Health Facilities Authority
  Revenue Bonds
  South Suburban
  Series 1992 Escrowed to Maturity
   02-15-09    7.00                  810,000                    843,372
   02-15-18    7.00                3,025,000                  3,613,726
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  McCormick Place Expansion
  Series 2002A (MBIA)
   06-15-42    5.25               13,400,000                 14,277,968
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2000 (MBIA)
   12-01-20    5.40                4,000,000                  4,248,080

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON               PRINCIPAL                   VALUE(a)
ISSUER AND     RATE                 AMOUNT
TITLE OF
ISSUE(e,f)

ILLINOIS (CONT.)
Tinley Park Special Service Area #3
  Special Assessment Bonds
  Series 1988
   12-01-07   10.65%                $185,000                   $190,970
Will County Community Unit School District #365 - Valley View
  Unlimited General Obligations Bonds
  Zero Coupon
  Series 1997B (FSA)
   11-01-16    4.60                3,165,000(i)               2,142,927
                                                            -----------
Total                                                        83,032,126
-----------------------------------------------------------------------

INDIANA (0.7%)
East Chicago Elementary School Building Corporation
  Refunding Revenue Bonds
  1st Mortgage
  Series 1996
   01-05-16    6.25                8,000,000                  8,853,119
Indiana Health & Educational Facilities Financing Authority
  Revenue Bonds
  Clarian Health Obligation
  Series 2006A
   02-15-36    5.00                4,375,000                  4,550,831
Indiana Housing Finance Authority
  Revenue Bonds
  Series 2002A (GNMA/FNMA) A.M.T.
   01-01-33    5.45                  695,000                    712,125
St. Joseph County Hospital Authority
  Revenue Bonds
  Memorial Hospital of South Bend
  Series 1980 Escrowed to Maturity
   06-01-10    9.40                  875,000                    956,638
Wayne Township School Building Corporation - Marion County
  Prerefunded Revenue Bonds
  1st Mortgage
  Series 2003A (FGIC)
   01-15-28    5.25                4,750,000                  5,177,738
                                                            -----------
Total                                                        20,250,451
-----------------------------------------------------------------------

IOWA (0.2%)
Iowa Finance Authority
  Refunding Revenue Bonds
  Correctional Facility Program
  Series 2002 (MBIA)
   06-15-13    5.38                6,000,000                  6,558,060
-----------------------------------------------------------------------

KANSAS (0.3%)
University of Kansas Hospital Authority
  Improvement Refunding Revenue Bonds
  Health System
  Series 2006
   09-01-23    5.00                5,000,000                  5,270,350
   09-01-25    5.00                5,000,000                  5,266,350
                                                            -----------
Total                                                        10,536,700
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

LOUISIANA (2.4%)
Louisiana Housing Finance Agency
  Revenue Bonds
  Home Ownership Program-Go Zone
  Series 2007A-1 (GNMA/FNMA/FHLMC)
   06-01-38    5.85%              $2,000,000(b)              $2,184,800
Louisiana State Citizens Property Insurance Corporation
  Revenue Bonds
  Series 2006B (AMBAC)
   06-01-16    5.00                9,500,000                 10,380,650
State of Louisiana
  Revenue Bonds
  Series 2005A (FGIC)
   05-01-19    5.25                4,505,000                  4,952,572
Tobacco Settlement Financing Corporation
  Asset-backed Revenue Bonds
  Series 2001B
   05-15-30    5.50               30,225,000                 31,864,101
   05-15-39    5.88               23,770,000                 25,511,866
                                                             ----------
Total                                                        74,893,989
-----------------------------------------------------------------------

MAINE (0.1%)
Maine State Housing Authority
  Revenue Bonds
  Series 2003A-2 A.M.T.
   11-15-32    5.00                3,000,000                  3,081,510
-----------------------------------------------------------------------

MARYLAND (0.8%)
City of Brunswick
  Special Tax Bonds
  Brunswick Crossing Special Taxing
  Series 2006
   07-01-36    5.50                7,000,000                  7,187,110
County of Baltimore
  Unlimited General Obligation Refunding Bonds
  Metropolitan District
  Series 2002
   09-01-14    5.25                3,215,000(n)               3,488,725
County of Howard
  Unrefunded Unlimited General Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   08-15-12    5.25                6,275,000                  6,745,876
State of Maryland
  Unlimited General Obligation Bonds
  State & Local Facilities Loan
  Capital Improvement
  Series 2002A
   03-01-17    5.50                5,000,000                  5,750,350
                                                             ----------
Total                                                        23,172,061
-----------------------------------------------------------------------

MASSACHUSETTS (3.8%)
City of Boston
  Revenue Bonds
  Series 2004A
   11-01-22    5.00                4,435,000                  4,751,969
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loan
  Series 2001D (MBIA)
   11-01-13    6.00               15,000,000                 17,046,450

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

MASSACHUSETTS (CONT.)
Commonwealth of Massachusetts
  Limited General Obligation Refunding Bonds
  Series 2004B
   08-01-28    5.25%              $2,500,000                 $2,926,650
Commonwealth of Massachusetts
  Limited General Obligation Refunding Bonds
  Series 2004B (MBIA)
   08-01-27    5.25                4,000,000                  4,692,760
Commonwealth of Massachusetts
  Prerefunded Limited General Obligation Bonds
  Consolidated Loan
  Series 2002C
   11-01-30    5.25                6,455,000                  6,957,651
   11-01-30    5.25                3,545,000(n)               3,821,049
Commonwealth of Massachusetts
  Refunding Revenue Bonds
  Series 2005 (FGIC)
   01-01-28    5.50                7,000,000                  8,429,330
Commonwealth of Massachusetts
  Special Obligation Refunding Bonds
  Federal Highway Grant Anticipation Notes
  Series 2003A (FSA)
   12-15-14    5.00                2,390,000                  2,589,804
Massachusetts Bay Transportation Authority
  Prerefunded Special Assessment Bonds
  Series 2005A
   07-01-26    5.00                3,300,000                  3,609,672
Massachusetts Bay Transportation Authority
  Revenue Bonds
  Series 2005A
   07-01-30    5.00                1,000,000                  1,145,720
   07-01-31    5.00                2,500,000                  2,869,350
Massachusetts Development Finance Agency
  Prerefunded Revenue Bonds
  Briarwood
  Series 2001B
   12-01-30    8.25                5,000,000                  5,823,100
Massachusetts Development Finance Agency
  Revenue Bonds
  Boston University
  Series 1999P
   05-15-59    6.00                2,000,000                  2,485,060
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37    5.13                3,500,000                  3,712,415
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2004M
   07-01-25    5.25                7,030,000                  8,203,237
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Milford Regional Medical
  Series 2007E
   07-15-22    5.00                1,250,000                  1,303,388
   07-15-27    5.00                5,250,000                  5,451,600
   07-15-32    5.00                4,470,000                  4,623,276

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

MASSACHUSETTS (CONT.)
Massachusetts Housing Finance Agency
  Revenue Bonds
  Single Family
  Series 2006-122 A.M.T.
   12-01-31    4.85%              $4,390,000                 $4,501,813
Massachusetts Industrial Finance Agency
  Revenue Bonds
  Tufts University
  Series 1998H (MBIA)
   02-15-28    4.75                1,750,000                  1,767,430
Massachusetts State Water Pollution Abatement
  Refunding Revenue Bonds
  Pool Program
  Series 2004A
   08-01-16    5.25                5,000,000                  5,593,850
Massachusetts Water Resources Authority
  Revenue Bonds
  Series 1992A Escrowed to Maturity
   07-15-19    6.50                3,500,000                  4,185,160
Massachusetts Water Resources Authority
  Revenue Bonds
  Series 2004D (MBIA)
   08-01-27    4.75                9,000,000                  9,275,130
                                                            -----------
Total                                                       115,765,864
-----------------------------------------------------------------------

MICHIGAN (3.0%)
Detroit
  Prerefunded Revenue Bonds
  Series 2003B (MBIA)
   07-01-32    5.25                5,000,000                  5,447,750
Grand Traverse Acadamy
  Refunding Revenue Bonds
  Series 2007
   11-01-22    5.00                  750,000(b)                 778,260
   11-01-32    4.75                1,170,000(b)               1,168,947
Howell Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003 (Qualified School Bond Loan Fund)
   05-01-29    5.00                2,855,000                  3,015,108
Kalamazoo City School District
  Prerefunded Unlimited General Obligation Bonds
  Building & Site
  Series 2001 (FSA)
   05-01-12    4.40                1,070,000                  1,101,469
Michigan Higher Education Student Loan Authority
  Revenue Bonds
  Student Loan
  Series 2006 XVII-Q (AMBAC) A.M.T.
   03-01-31    5.00                7,125,000                  7,453,676
Michigan Municipal Bond Authority
  Refunding Revenue Bonds
  Clean Water State Revolving Fund
  Series 2005
   10-01-15    5.00                3,500,000                  3,823,470
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2001
   10-01-20    5.00                1,990,000                  2,098,714



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

MICHIGAN (CONT.)
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2002
   10-01-15    5.50%              $5,000,000                 $5,644,050
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2006
   10-01-27    5.00                4,850,000                  5,228,446
Michigan Municipal Bond Authority
  Revenue Bonds
  School District City of Detroit
  Series 2005 (FSA)
   06-01-19    5.00                3,000,000                  3,221,700
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
   01-01-14    5.25                5,000,000                  5,453,800
Michigan State Hospital Finance Authority
  Refunding Revenue Bonds
  Henry Ford Health System
  Series 2006A
   11-15-26    5.00                5,000,000                  5,295,100
   11-15-46    5.25               11,250,000                 12,024,787
Roseville School District
  Refunding Unlimited General Obligation Bonds
  School Building & Site
  Series 2006 (FSA)
  (Qualified School Bond Loan Fund)
   05-01-23    5.00                2,600,000                  2,803,762
Saginaw Hospital Finance Authority
  Refunding Revenue Bonds
  Covenant Medical Center
  Series 2004G
   07-01-22    5.13                8,000,000                  8,451,520
Summit Academy North
  Prerefunded Certificate of Participation
  Series 2001
   07-01-30    7.38                4,140,000(n)               4,612,581
Summit Academy North
  Prerefunded Certificate of Participation
  Series 2001B
   07-01-30    8.75                1,010,000                  1,166,621
Summit Academy
  Prerefunded Certificate of Participation
  Full Term
  Series 1998
   09-01-18    7.00                1,635,000                  1,706,662
Troy City School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2006 (MBIA)
  (Qualified School Board Loan Fund)
   05-01-24    5.00                5,000,000                  5,407,800

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

MICHIGAN (CONT.)
Wayne Charter County
  Revenue Bonds
  Detroit Metropolitan Wayne County Airport
  Series 1998B (MBIA)
   12-01-11    5.25%              $4,040,000                 $4,185,642
Wayne County
  Revenue Bonds
  Detroit Metropolitan Wayne County Airport
  Series 2005 (MBIA) A.M.T.
   12-01-19    4.75                3,250,000                  3,367,390
                                                             ----------
Total                                                        93,457,255
-----------------------------------------------------------------------

MINNESOTA (5.4%)
Edina Independent School District #273
  Unlimited General Obligation Bonds
  Series 2004
   02-01-22    4.25                2,700,000                  2,723,787
   02-01-23    4.50                3,000,000                  3,095,640
   02-01-24    4.50                2,000,000                  2,073,380
Minneapolis Special School District #1
  Unlimited General Obligation Refunding Bonds
  Series 2005A (FSA)
  (School District Credit Enhancement Program)
   02-01-15    5.00                5,965,000                  6,426,035
Minneapolis-St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Series 1999B (FGIC) A.M.T.
   01-01-11    5.50                3,000,000                  3,118,440
   01-01-16    5.63                5,000,000                  5,210,100
Minnesota Housing Finance Agency
  Revenue Bonds
  Residential Housing Finance
  Series 2006B A.M.T.
   07-01-37    4.90                7,645,000                  7,806,921
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 2005C
   03-01-25    5.00                5,000,000                  5,370,850
Minnesota State Municipal Power Agency
  Revenue Bonds
  Series 2004A
   10-01-29    5.13                2,000,000                  2,120,200
Shakopee
  Revenue Bonds
  St. Francis Regional Medical Center
  Series 2004
   09-01-25    5.10                5,000,000                  5,253,800
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994A (MBIA)
   01-01-22    6.73               17,500,000(i)               9,464,700
   01-01-23    6.80               26,500,000(i)              13,707,390
   01-01-25    6.75               17,500,000(i)               8,270,500
   01-01-26    6.75               17,500,000(i)               7,900,725
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2002A (AMBAC)
   01-01-17    5.25               15,000,000                 16,768,199

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

MINNESOTA (CONT.)
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Healtheast Project
  Series 2005
   11-15-25    6.00%              $1,250,000                 $1,395,738
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  HealthPartners Obligation Group Project
  Series 2006
   05-15-26    5.25                2,000,000                  2,124,740
   05-15-36    5.25               26,660,000                 28,236,671
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Lyngblomsten Care Center Housing Project
  Series 1993
   11-01-17    7.13                1,965,000                  1,969,795
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Rental - Lyngblomsten Housing Project
  Series 1993
   11-01-24    7.00                2,330,000                  2,334,916
St. Paul Port Authority
  Revenue Bonds
  Office Building at Cedar Street
  Series 2003
   12-01-23    5.00                2,540,000                  2,691,663
   12-01-27    5.13                5,465,000                  5,818,039
Todd Morrison Cass & Wadena Counties
  United Hospital District
  Unlimited General Obligation Bonds
  Health Care Facilities-Lakewood
  Series 2004
   12-01-34    5.00                4,275,000                  4,455,662
University of Minnesota
  Revenue Bonds
  State Supported Stadium Debt
  Series 2006
   08-01-23    5.00                5,800,000                  6,279,080
   08-01-24    5.00                5,040,000                  5,448,089
   08-01-25    5.00                5,375,000                  5,801,453
                                                            -----------
Total                                                       165,866,513
-----------------------------------------------------------------------

MISSISSIPPI (0.8%)
Harrison County Wastewater Management District
  Refunding Revenue Bonds
  Wastewater Treatment Facility
  Series 1986 Escrowed to Maturity
   02-01-15    5.00                4,250,000                  4,560,123
State of Mississippi
  Unlimited General Obligation Refunding Bonds
  Series 2001
   09-01-12    5.50               10,000,000                 10,886,699
State of Mississippi
  Unlimited General Obligation Refunding Bonds
  Series 2002D
   07-01-16    5.50                7,570,000                  8,559,172
                                                            -----------
Total                                                        24,005,994
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

MISSOURI (0.1%)
Missouri Joint Municipal Electric Utility Commission
  Revenue Bonds
  Plum Point Project
  Series 2006 (MBIA)
   01-01-20    5.00%              $1,500,000                 $1,627,920
-----------------------------------------------------------------------

MONTANA (0.2%)
Montana Board of Housing
  Revenue Bonds
  Single Family Mortgage
  Series 2006C-2 A.M.T.
   12-01-37    5.75                4,500,000                  4,820,130
-----------------------------------------------------------------------

NEBRASKA (1.1%)
Central Plains Energy Project
  Revenue Bonds
  Project #1
  Series 2007
   12-01-26    4.25               30,000,000(o)              30,224,400
Omaha Public Power District
  Revenue Bonds
  Series 1986A Escrowed to Maturity
   02-01-15    6.00                1,370,000                  1,538,318
                                                             ----------
Total                                                        31,762,718
-----------------------------------------------------------------------

NEVADA (1.1%)
Clark County Improvement District
  Prerefunded Special Assessment Bonds
  #121 Southern Highlands Area
  Series 1999
   12-01-19    7.50                4,775,000                  5,333,484
County of Clark
  Revenue Bonds
  Southwest Gas Corporation Project
  Series 2005A (AMBAC) A.M.T.
   10-01-35    4.85                5,000,000                  5,098,200
Director of the State of Nevada
  Department of Business & Industry
  Revenue Bonds
  Capital Appreciation
  Las Vegas Monorail
  Zero Coupon
  Series 2000 (AMBAC)
   01-01-15    4.36                4,870,000(i)               3,499,436
   01-01-19    5.75                5,105,000(i)               3,058,712
   01-01-23    5.93                5,000,000(i)               2,488,100
Henderson Local Improvement Districts
  Special Assessment Bonds
  Series 2006T-18
   09-01-35    5.30               10,700,000                 10,868,311
Henderson
  Unrefunded Revenue Bonds
  Catholic West
  Series 1998A
   07-01-26    5.38                3,870,000                  3,968,298
                                                             ----------
Total                                                        34,314,541
-----------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

NEW HAMPSHIRE (0.6%)
New Hampshire Business Finance Authority
  Revenue Bonds
  Public Service Company
  of New Hampshire Project
  Series 2006B (MBIA) A.M.T.
   05-01-21    4.75%              $4,500,000                 $4,665,195
New Hampshire Housing Finance Authority
  Revenue Bonds Acquisition
  Series 2007A A.M.T.
   07-01-27    4.75                2,235,000(b)               2,249,349
   07-01-32    4.80                5,525,000(b)               5,559,089
   01-01-38    4.85                7,000,000(b)               7,043,050
                                                             ----------
Total                                                        19,516,683
-----------------------------------------------------------------------

NEW JERSEY (5.0%)
New Jersey Economic Development Authority
  Prerefunded Revenue Bonds
  School Facilities & Construction
  Series 2003F
   06-15-26    5.00                5,000,000                  5,369,600
New Jersey Health Care Facilities Financing Authority
  Revenue Bonds
  South Jersey Hospital
  Series 2006
   07-01-23    5.00                2,520,000                  2,648,218
   07-01-36    5.00                3,000,000                  3,138,600
New Jersey State Turnpike Authority
  Unrefunded Revenue Bonds
  Series 2000A (MBIA)
   01-01-11    6.00                7,785,000                  8,437,461
New Jersey Transportation Trust Fund Authority
  Prerefunded Revenue Bonds
  Transportation System
  Series 2003C
   06-15-24    5.50                6,000,000                  6,617,400
New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation System
  Series 2001C (FSA)
   12-15-12    5.75               10,000,000                 11,062,500
New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation System
  Series 2006A
   12-15-21    5.50                5,250,000                  6,109,110
Tobacco Settlement Financing Corporation
  Asset-backed Revenue Bonds
  Series 2002
   06-01-32    5.75                2,565,000                  2,749,834
Tobacco Settlement Financing Corporation
  Prerefunded Asset-backed Revenue Bonds
  Series 2002
   06-01-37    6.00               12,770,000                 14,181,979
   06-01-42    6.13               12,750,000                 14,235,120

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON               PRINCIPAL                   VALUE(a)
ISSUER AND     RATE                 AMOUNT
TITLE OF
ISSUE(e,f)

NEW JERSEY (CONT.)
Tobacco Settlement Financing Corporation
  Revenue Bonds
  Series 2007-1A
   06-01-26    4.63%             $40,000,000                $38,586,800
   06-01-29    5.00               39,000,000                 38,797,980
University of Medicine & Dentistry of New Jersey
  Revenue Bonds
  Series 2002A (AMBAC)
   12-01-12    5.25                1,705,000                  1,845,918
                                                            -----------
Total                                                       153,780,520
-----------------------------------------------------------------------

NEW YORK (10.3%)
City of New York
  Prerefunded Unlimited General Obligation Bonds
  Series 2002E
   08-01-16    5.75                  410,000                    453,148
City of New York
  Prerefunded Unlimited General Obligation Bonds
  Series 2003I
   03-01-27    5.38                  415,000                    453,898
City of New York
  Prerefunded Unlimited General Obligation Bonds
  Series 2003J
   06-01-19    5.50                2,515,000                  2,776,786
   06-01-28    5.25                  845,000                    921,253
City of New York
  Unlimited General Obligation Bonds
  Series 2001G (FSA)
   08-01-11    5.25                5,000,000                  5,320,600
City of New York
  Unlimited General Obligation Bonds
  Series 2002E (MBIA)
   08-01-15    5.63                2,000,000(n)               2,192,120
City of New York
  Unlimited General Obligation Bonds
  Series 2003D
   10-15-20    5.25                6,520,000                  7,036,188
City of New York
  Unlimited General Obligation Bonds
  Series 2004D
   11-01-34    5.00                3,000,000                  3,165,630
City of New York
  Unlimited General Obligation Bonds
  Series 2004E (FSA)
   11-01-22    5.00                1,750,000                  1,871,485
City of New York
  Unlimited General Obligation Refunding Bonds
  Series 2002E
   08-01-16    5.75                7,800,000                  8,560,578
City of New York
  Unrefunded Unlimited General Obligation Bonds
  Series 2003I
   03-01-27    5.38                2,125,000                  2,296,849
City of New York
  Unrefunded Unlimited General Obligation Bonds
  Series 2003J
   06-01-19    5.50                9,985,000                 10,936,770
   06-01-28    5.25                9,205,000                  9,855,149



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
7 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

NEW YORK (CONT.)
Hudson Yards Infrastructure Corporation
  Revenue Bonds
  Series 2006A
   02-15-47    5.00%              $8,000,000                 $8,502,320
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A
   01-01-16    5.75                5,000,000                  5,696,600
   11-15-32    5.75                5,855,000                  6,428,029
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   11-15-19    5.50                4,000,000                  4,366,400
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-26    5.50                4,250,000                  4,627,910
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2005F
   11-15-35    5.00                3,750,000                  3,966,413
Nassau County Tobacco Settlement Corporation
  Asset-backed Revenue Bonds
  Series 2006A-3
   06-01-35    5.00                7,000,000                  7,130,900
New York City Health & Hospital Corporation
  Revenue Bonds
  Health Systems
  Series 2002A (FSA)
   02-15-15    5.50                5,255,000                  5,678,711
New York City Housing Development Corporation
  Revenue Bonds
  Capital Funding Program
  New York City Housing Authority Program
  Series 2005A (FGIC)
   07-01-25    5.00               10,800,000                 11,541,743
New York City Industrial Development Agency
  Revenue Bonds
  Queens Baseball Stadium Pilot
  Series 2006 (AMBAC)
   01-01-24    5.00                3,000,000                  3,246,600
New York City Industrial Development Agency
  Revenue Bonds
  Terminal One Group Association Project
  Series 2005 A.M.T.
   01-01-21    5.50                6,940,000                  7,561,546
   01-01-24    5.50                5,500,000                  5,996,815
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2004A
   06-15-39    5.00                9,000,000                  9,493,110
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2001B
   02-01-11    5.50                5,000,000                  5,337,450

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

NEW YORK (CONT.)
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2003D
   02-01-23    5.00%              $5,000,000                 $5,295,550
   02-01-31    5.00                4,000,000(n)               4,210,560
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2004C
   02-01-33    5.00                4,255,000                  4,493,620
New York Mortgage Agency
  Revenue Bonds
  Series 2007-140 A.M.T.
   10-01-21    4.60                3,625,000                  3,694,963
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  2nd Generation Resolution
  Series 1993A
   07-01-18    5.75                5,500,000                  6,238,265
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  Series 1990D Escrowed to Maturity
   07-01-09    7.00                2,145,000                  2,228,591
New York State Dormitory Authority
  Revenue Bonds
  Cornell University
  Series 2006A
   07-01-26    5.00                3,000,000                  3,241,080
New York State Dormitory Authority
  Revenue Bonds
  Education
  Series 2006C
   12-15-31    5.00                3,250,000                  3,507,953
New York State Dormitory Authority
  Revenue Bonds
  Mental Health Services Facilities Improvement
  Series 2005E (FGIC)
   02-15-22    5.00                4,365,000                  4,680,982
New York State Dormitory Authority
  Revenue Bonds
  New York University Hospitals Center
  Series 2006A
   07-01-20    5.00                3,500,000                  3,639,860
New York State Dormitory Authority
  Revenue Bonds
  Series 2005F
   03-15-23    5.00                4,935,000                  5,309,567
New York State Dormitory Authority
  Revenue Bonds
  State University Educational Facilities
  Series 1993A
   05-15-13    5.50               24,530,000                 26,461,737

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

NEW YORK (CONT.)
New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985 (MBIA)
   03-15-15    4.10%              $8,600,000                 $8,717,906
New York State Environmental Facilities Corporation
  Revenue Bonds
  New York City Municipal Water Financing Project
  Series 2004
   06-15-26    5.00                4,000,000                  4,281,440
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002B
   06-15-31    5.00                9,000,000                  9,467,640
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002K
   06-15-28    5.00                9,000,000                  9,498,330
New York State Housing Finance Agency
  Refunding Revenue Bonds
  State University Construction
  Series 1986A Escrowed to Maturity
   05-01-13    6.50                3,500,000(n)               3,932,950
New York State Thruway Authority
  Revenue Bonds
  Local Highway & Bridge
  Series 2002
   04-01-15    5.50                5,000,000                  5,417,400
New York State Thruway Authority
  Revenue Bonds
  Series 2001A (FGIC)
   04-01-11    5.50                7,500,000                  8,035,050
New York State Thruway Authority
  Revenue Bonds
  Series 2005G (FSA)
   01-01-24    5.00                4,000,000                  4,304,040
New York State Urban Development Corporation
  Refunding Revenue Bonds
  Service Contract
  Series 2005 (FSA)
   01-01-17    5.00                9,000,000                  9,810,810
Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 143rd
  Series 2006 (FSA) A.M.T.
   10-01-21    5.00                9,000,000                  9,636,390
Tobacco Settlement Financing Authority
  Asset-backed Revenue Bonds
  Series 2003A-1
   06-01-16    5.50                2,500,000                  2,630,550
   06-01-19    5.50                5,000,000                  5,456,300
Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003B-1C
   06-01-15    5.50                4,525,000                  4,764,101



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

NEW YORK (CONT.)
TSASC Incorporated
  Revenue Bonds
  Series 2006-1
   06-01-34    5.00%              $7,500,000                 $7,623,375
   06-01-42    5.13                  500,000                    512,850
Westchester Tobacco Asset Securitization
  Revenue Bonds
  Series 2005
   06-01-26    5.00                2,750,000                  2,809,730
                                                            -----------
Total                                                       315,316,591
-----------------------------------------------------------------------

NORTH CAROLINA (3.4%)
City of Charlotte
  Revenue Bonds
  Series 2002A
   07-01-14    5.50                5,695,000                  6,358,581
   07-01-15    5.50                5,155,000                  5,814,170
Mecklenburg County
  Unlimited General Obligation Public Improvement Bonds
  Series 2001D
   02-01-14    4.10                3,600,000                  3,713,544
North Carolina Eastern Municipal Power Agency
  Prerefunded Revenue Bonds
  Series 1986A Escrowed to Maturity
   01-01-17    5.00                6,220,000                  6,771,341
North Carolina Eastern Municipal Power Agency
  Prerefunded Revenue Bonds
  Series 1988A
   01-01-26    6.00                1,940,000                  2,415,222
North Carolina Eastern Municipal Power Agency
  Prerefunded Revenue Bonds
  Series 1989A
   01-01-10    7.50               15,125,000                 16,478,839
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993B
   01-01-09    6.13               10,000,000                 10,385,300
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
   01-01-11    5.50               15,000,000                 15,860,100
North Carolina Eastern Municipal Power Agency
  Unrefunded Revenue Bonds
  Series 1989A
   01-01-10    7.50               14,035,000                 15,363,974
North Carolina Housing Finance Agency
  Revenue Bonds
  Series 2006A-25 A.M.T.
   01-01-37    5.75                7,500,000                  8,022,450
North Carolina Housing Finance Agency
  Revenue Bonds
  Series 2006A-26 A.M.T.
   01-01-38    5.50                3,750,000                  3,980,400

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

NORTH CAROLINA (CONT.)
North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A
   01-01-12    5.50%              $6,500,000                 $6,911,645
Raleigh Durham Airport Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-01-11    5.00                1,900,000                  2,007,977
                                                            -----------
Total                                                       104,083,543
-----------------------------------------------------------------------

NORTH DAKOTA (0.2%)
Ward County
  Revenue Bonds
  Trinity Obligated Group
  Series 2006
   07-01-25    5.13                3,250,000                  3,415,685
   07-01-29    5.13                2,650,000                  2,776,856
                                                            -----------
Total                                                         6,192,541
-----------------------------------------------------------------------

OHIO (3.1%)
Cincinnati City School District
  Unlimited General Obligation Refunding Bonds
  Classroom Construction & Improvement
  Series 2006 (FGIC)
   12-01-25    5.25                4,120,000                  4,842,236
City of Cleveland
  Refunding Revenue Bonds
  Series 2001J (FSA)
   01-01-12    5.38                1,000,000                  1,076,510
Columbus City School District
  Prerefunded Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2004 (FSA)
   12-01-29    5.25                3,500,000                  3,869,425
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-21    6.00                6,000,000                  6,688,920
County of Cuyahoga
  Revenue Bonds
  Canton Incorporated Project
  Series 2000
   01-01-30    7.50                2,000,000                  2,229,160
County of Erie
  Revenue Bonds
  Firelands Regional Medical Center
  Series 2002A
   08-15-32    5.63                1,000,000                  1,071,110
County of Montgomery
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30    5.00                4,000,000(n)               4,198,320
   05-01-32    5.00                3,250,000                  3,409,088
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003A (FGIC)
   12-01-27    5.00                2,765,000                  2,933,416

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

OHIO (CONT.)
Franklin County
  Refunding Revenue Bonds
  OhioHealth Corporation
  Series 2003C
   05-15-22    5.25%              $5,170,000                 $5,553,459
   05-15-24    5.25                2,625,000                  2,809,249
Franklin County
  Refunding Revenue Bonds
  Trinity Health Credit
  Series 2005A
   06-01-20    5.00                3,750,000                  3,983,738
Miami County
  Improvement Refunding Revenue Bonds
  Upper Valley Medical Center
  Series 2006
   05-15-26    5.25                1,415,000                  1,514,998
Ohio Housing Finance Agency
  Revenue Bonds
  Residential Mortgage-backed Securities
  Series 2006A (GNMA) A.M.T.
   09-01-26    4.75                4,500,000                  4,619,250
   09-01-36    4.90                4,500,000                  4,601,790
Ohio Housing Finance Agency
  Revenue Bonds
  Residential Mortgage-backed Securities
  Series 2006E (GNMA/FNMA) A.M.T.
   09-01-36    5.00                2,635,000                  2,706,988
Ohio Municipal Electric Generation Agency
  Refunding Revenue Bonds
  Joint Venture 5
  Series 2004 (AMBAC)
   02-15-24    4.75                7,230,000                  7,515,801
Ohio State Building Authority
  Revenue Bonds
  State Facilities Adult Correctional
  Series 2005A (FSA)
   04-01-22    5.00                4,250,000                  4,570,960
Ohio State Higher Educational Facility Commission
  Revenue Bonds
  University Hospitals Health System
  Series 2007A
   01-15-36    4.75                2,000,000                  2,018,720
Ohio State University
  Revenue Bonds
  Series 2002A
   12-01-12    5.25                  750,000                    811,178
Port of Greater Cincinnati Development Authority
  Revenue Bonds
  Sisters of Mercy
  Series 2006
   10-01-25    5.00                  500,000                    527,615
State of Ohio
  Revenue Bonds
  Mount Union College Project
  Series 2006
   10-01-31    5.00                  250,000                    264,210



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

OHIO (CONT.)
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001B
   09-15-20    5.00%              $3,780,000                 $3,987,938
State of Ohio
  Unlimited General Obligation Bonds
  Conservation Projects
  Series 2005A
   03-01-20    5.00                3,250,000                  3,457,123
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education
  Series 2002A
   08-01-18    5.38                4,500,000                  4,843,530
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education
  Series 2005B
   05-01-23    5.00                6,375,000                  6,851,339
State of Ohio
  Unlimited General Obligation Bonds
  Infrastructure Improvement
  Series 2005A
   09-01-21    5.00                4,500,000                  4,846,545
                                                             ----------
Total                                                        95,802,616
-----------------------------------------------------------------------

OKLAHOMA (0.1%)
Oklahoma Municipal Power Authority
  Revenue Bonds
  Series 2001A (FSA)
   01-01-12    5.00                1,185,000                  1,246,715
   01-01-13    5.00                1,020,000                  1,070,143
                                                             ----------
Total                                                         2,316,858
-----------------------------------------------------------------------

OREGON (0.2%)
Clackamus Community College District
  Unlimited General Obligation Bonds
  Series 2001 (FGIC)
   06-15-11    5.00                2,250,000                  2,372,828
Clackamus Community College District
  Unlimited General Obligation Refunding Bonds
  Series 2001 (FGIC)
   06-15-12    5.25                1,000,000                  1,067,270
Port of Portland
  Refunding Revenue Bonds
  Portland International Airport
  Series 2001D (FGIC) A.M.T.
   07-01-11    5.25                3,335,000                  3,517,724
                                                             ----------
Total                                                         6,957,822
-----------------------------------------------------------------------

PENNSYLVANIA (2.0%)
City of Pittsburgh
  Unlimited General Obligation Refunding Bonds
  Series 2006B (FSA)
   09-01-15    5.25               10,000,000                 11,074,300
Commonwealth of Pennsylvania
  Unlimited General Obligation Refunding Bonds
  Series 2002
   02-01-12    5.50                5,970,000                  6,458,943

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

PENNSYLVANIA (CONT.)
Delaware River Port Authority
  Refunding Revenue Bonds
  Port District Project
  Series 2001A (FSA)
   01-01-12    5.25%              $3,130,000                 $3,359,460
Lehigh County General Purpose Authority
  Revenue Bonds
  St. Lukes Hospital Bethlehem
  Series 2007
   08-15-42    4.61               23,000,000(o)              23,093,610
Montgomery County Industrial Development Authority
  Revenue Bonds
  Acts Retirement - Life Communities
  Series 1998
   11-15-28    5.25                7,500,000                  7,648,725
Pennsylvania State University
  Refunding Revenue Bonds
  Series 2002
   08-15-16    5.25                1,000,000                  1,119,190
Philadelphia Authority for Industrial Development
  Revenue Bonds
  Series 2001B (FSA)
   10-01-13    5.50                7,925,000                  8,607,660
                                                             ----------
Total                                                        61,361,888
-----------------------------------------------------------------------
PUERTO RICO (4.7%)(c)
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement Bonds
  Series 2001 (FSA)
   07-01-16    5.50                2,140,000                  2,439,450
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement Bonds
  Series 2001A (FGIC)
   07-01-29    5.50                5,250,000                  6,396,338
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement Bonds
  Series 2003A
   07-01-21    5.25                3,625,000                  3,884,079
   07-01-24    5.25                1,000,000                  1,068,010
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement Bonds
  Series 2004A
   07-01-24    5.00                8,000,000                  8,414,800
   07-01-34    5.00                8,000,000                  8,389,120
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement Bonds
  Series 2006A
   07-01-23    5.25                3,750,000                  4,111,575
   07-01-24    5.25                7,250,000                  7,937,228
   07-01-25    5.25                5,400,000                  5,903,064
   07-01-26    5.25                8,200,000                  8,957,270
   07-01-27    5.25                2,375,000                  2,590,460
   07-01-30    5.25               13,050,000                 14,202,184
Commonwealth of Puerto Rico
  Unlimited General Obligation Refunding & Public
  Improvement Bonds
  Series 2006B
   07-01-32    5.25                4,125,000                  4,485,896
   07-01-35    5.00               11,125,000                 11,787,383

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

PUERTO RICO (CONT.)
Commonwealth of Puerto Rico
  Unlimited General Obligation Refunding Bonds
  Series 2004A
   07-01-30    5.00%              $6,000,000                 $6,296,460
Puerto Rico Highway & Transportation Authority
  Prerefunded Revenue Bonds
  Series 1996Y
   07-01-36    5.50                5,000,000                  5,686,950
Puerto Rico Highway & Transportation Authority
  Prerefunded Revenue Bonds
  Series 2004J
   07-01-39    5.13                2,000,000                  2,182,580
Puerto Rico Highway & Transportation Authority
  Refunding Revenue Bonds
  Series 2003G
   07-01-42    5.00                5,250,000                  5,571,510
Puerto Rico Highway & Transportation Authority
  Refunding Revenue Bonds
  Series 2007N (AMBAC)
   07-01-30    5.25                2,500,000(b)               2,949,775
Puerto Rico Highway & Transportation Authority
  Refunding Revenue Bonds
  Series 2007N (MBIA)
   07-01-32    5.25                2,200,000(b)               2,611,620
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 1996Y
   07-01-13    6.25                1,000,000                  1,131,080
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 2005K
   07-01-19    5.00                2,500,000                  2,660,775
   07-01-20    5.00               11,130,000                 11,829,631
Puerto Rico Infrastructure Financing Authority
  Refunding Special Tax Bonds
  Series 2005C (AMBAC)
   07-01-23    5.50                3,000,000                  3,567,330
Puerto Rico Public Buildings Authority
  Revenue Bonds
  Government Facilities
  Series 2004I
   07-01-33    5.25                8,500,000                  9,095,765
                                                            -----------
Total                                                       144,150,333
-----------------------------------------------------------------------

RHODE ISLAND (0.1%)
Rhode Island Housing & Mortgage Finance Corporation
  Revenue Bonds
  Homeownership Opportunity
  Series 2006-51A
   10-01-26    4.65                2,000,000                  2,040,420
   04-01-33    4.85                2,000,000                  2,040,100
                                                            -----------
Total                                                         4,080,520
-----------------------------------------------------------------------

SOUTH CAROLINA (1.3%)
Charleston Educational Excellence Finance Corporation
  Revenue Bonds
  Charleston County School District
  Series 2005
   12-01-30    5.25                5,500,000                  5,935,105



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
   AT FEB. 28, 2007

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

SOUTH CAROLINA (CONT.)
Cherokee County
  Revenue Bonds
  Spring City Knitting Company Project
  Series 1979
   09-01-09    7.40%              $4,160,000                 $4,355,312
City of Myrtle Beach
  Tax Allocation Bonds
  Myrtle Beach Air Force Base
  Series 2006A
   10-01-26    5.25                2,000,000                  2,054,100
Lexington County
  Revenue Bonds
  Series 2004
   05-01-32    5.50                4,685,000                  5,066,828
South Carolina Transportation Infrastructure Bank
  Prerefunded Revenue Bonds
  Junior Lien
  Series 2001B (AMBAC)
   10-01-31    5.25               10,000,000                 10,676,600
State of South Carolina
  Unlimited General Obligation Bonds
  State Highway
  Series 2001B
   04-01-12    4.50                6,000,000                  6,253,800
Tobacco Settlement Revenue Management Authority
  Revenue Bonds
  Series 2001B
   05-15-22    6.00                5,035,000                  5,326,174
                                                            -----------
Total                                                        39,667,919
-----------------------------------------------------------------------

SOUTH DAKOTA (0.3%)
South Dakota Lease Revenue
  Trust Certificates
  Series 1993A
   09-01-17    6.70                7,260,000                  8,975,030
-----------------------------------------------------------------------

TENNESSEE (3.1%)
Clarksville Natural Gas Acquisition Corporation
  Revenue Bonds
  Series 2006
   12-15-17    5.00                3,500,000                  3,803,800
   12-15-20    5.00                3,500,000                  3,840,480
   12-15-21    5.00                3,000,000                  3,307,380
Sullivan County Health Educational & Housing Facilities Board
  Revenue Bonds
  Wellmont Health System Project
  Series 2006C
   09-01-26    5.25                6,500,000                  6,924,775
   09-01-36    5.25               10,000,000                 10,597,800
Tennessee Energy Acquisition Corporation
  Revenue Bonds
  Series 2006A
   09-01-18    5.25               14,000,000                 15,571,920
   09-01-20    5.25                9,000,000                 10,103,940
   09-01-22    5.25               12,000,000                 13,585,440
   09-01-24    5.25                8,000,000                  9,108,080
   09-01-26    5.25               15,250,000                 17,432,580
                                                            -----------
Total                                                        94,276,195
-----------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

TEXAS (2.3%)
Aldine Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2001 (Permanent School Fund Guarantee)
   02-15-11    5.00%              $2,000,000                 $2,095,320
Cedar Hill Independent School District
  Unlimited General Obligation Refunding Bonds
  Capital Appreciation
  Zero Coupon
  Series 2006 (Permanent School Fund Guarantee)
   02-15-14    4.06                2,630,000(i)               1,990,805
City of Austin
  Refunding Revenue Bonds
  Series 2002 (FSA)
   11-15-14    5.50                3,485,000                  3,894,104
City of Corpus Christi
  Limited General Obligation
  Refunding & Improvement Bonds
  Series 2001 (FSA)
   03-01-11    5.00                3,690,000                  3,867,747
   03-01-12    5.00                3,400,000                  3,566,362
City of Houston
  Prerefunded Revenue Bonds
  Junior Lien
  Series 2002B (AMBAC)
   12-01-15    5.75                5,000,000                  5,536,200
City of The Colony
  Unlimited General Obligation Bonds
  Series 1980 Escrowed to Maturity
   08-01-07    9.25                1,000,000                  1,022,250
Corpus Christi Business & Job Development Corporation
  Improvement Refunding Revenue Bonds
  Arena Project
  Series 2002 (AMBAC)
   09-01-25    5.00                3,550,000                  3,753,202
Duncanville Independent School District
  Prerefunded Unlimited General Obligation Bonds
  Series 2001B (Permanent School Fund Guarantee)
   02-15-32    5.25                6,280,000                  6,733,605
Fort Bend Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2004A (Permanent School Fund Guarantee)
   08-15-26    5.25                4,000,000                  4,340,520
Harris County Flood Control District
  Limited General Obligation Refunding Bonds
  Series 2004A
   10-01-23    5.25                5,000,000                  5,431,900
North Central Texas Health Facility
  Development Corporation
  Revenue Bonds
  Hospital Baylor Health Care System Project
  Series 2001A
   05-15-29    5.13                2,000,000                  2,070,340
Northside Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2001 (Permanent School Fund Guarantee)
   02-15-12    5.50                3,720,000                  3,970,616

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

TEXAS (CONT.)
Southwest Higher Education Authority
  Prerefunded Revenue Bonds
  Southern Methodist University Project
  Series 2002 (AMBAC)
   10-01-15    5.50%              $3,420,000                 $3,738,128
Texas Municipal Power Agency
  Refunding Revenue Bonds
  Sub Lien
  Series 2004 (FGIC)
   09-01-10    4.25                3,500,000                  3,510,220
Texas State Turnpike Authority
  Revenue Bonds
  First Tier
  Series 2002A (AMBAC)
   08-15-39    5.50               10,000,000                 10,772,701
West Central Regional Housing Finance Corporation
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 2007A (GNMA/FNMA/FHLMC) A.M.T.
   12-01-39    5.35                3,000,000                  3,170,820
Wylie Independent School District
  Unlimited General Obligation Refunding Bonds
  Zero Coupon
  Series 2001 (Permanent School Fund Guarantee)
   08-15-12    4.80                3,385,000(i)               2,738,634
                                                             ----------
Total                                                        72,203,474
-----------------------------------------------------------------------

UTAH (0.8%)
Community of Eagle Mountain
  Special Assessment Bonds
  Special Improvement District #2000-1
  Series 2006
   02-01-21    8.25                3,929,000                  4,081,917
Intermountain Power Agency
  Refunding Revenue Bonds
  Series 1998A (MBIA)
   07-01-12    5.25               16,600,000                 17,086,213
Utah Housing Corporation
  Revenue Bonds
  Series 2003A-1 A.M.T.
   07-01-24    5.13                2,055,000                  2,121,603
                                                             ----------
Total                                                        23,289,733
-----------------------------------------------------------------------

VERMONT (0.1%)
University of Vermont & State Agricultural College
  Revenue Bonds
  Series 2002 (AMBAC)
   10-01-15    5.50                2,000,000                  2,195,540
   10-01-16    5.50                2,110,000                  2,312,961
                                                             ----------
Total                                                         4,508,501
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
   AT FEB. 28, 2007

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

VIRGINIA (0.7%)
City of Hampton
  Revenue Bonds
  Series 2002 (AMBAC)
   01-15-28    5.13%             $10,750,000                $11,439,290
Tobacco Settlement Financing Corporation
  Asset-backed Revenue Bonds
  Series 2005
   06-01-26    5.50                5,200,000                  5,514,704
   06-01-37    5.63                5,500,000                  5,848,480
                                                            -----------
Total                                                        22,802,474
-----------------------------------------------------------------------

WASHINGTON (2.2%)
City of Tacoma
  Refunding Revenue Bonds
  Series 2001B (FSA)
   01-01-12    5.50                5,000,000                  5,398,450
Clark County
  Unrefunded Revenue Bonds
  Series 2001B (AMBAC)
   12-01-12    5.25                2,105,000                  2,274,453
NJB Properties
  Revenue Bonds
  King County Washington Project
  Series 2006A
   12-01-25    5.00                6,445,000                  6,960,278
   12-01-26    5.00                7,290,000                  7,860,588
   12-01-27    5.00                3,660,000                  3,940,356
Port of Seattle
  Limited General Obligation Bonds
  Series 2000B A.M.T.
   12-01-21    5.90                3,050,000                  3,260,115
Snohomish County Public Utility District #1
  Refunding Revenue Bonds
  Generation System
  Series 1986A Escrowed to Maturity
   01-01-20    5.00               17,750,000                 19,875,917
Spokane Public Facilities District
  Revenue Bonds
  Series 2003 (MBIA)
   12-01-28    5.75                3,195,000                  3,544,086
State of Washington
  Unlimited General Obligation Bonds
  Series 2005D (FSA)
   01-01-15    5.00                3,000,000(n)               3,249,930
Tobacco Settlement Authority of Washington
  Asset-backed Revenue Bonds
  Series 2002
   06-01-26    6.50                1,225,000                  1,343,482
Washington Public Power Supply System
  Revenue Bonds
  Linked Pars & Inflos
  Series 1993 Escrowed to Maturity (FSA)
   07-01-11    5.75               10,000,000(j)              10,603,399
                                                            -----------
Total                                                        68,311,054
-----------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

WISCONSIN (1.8%)
Badger Tobacco Asset Securitization Corporation
  Asset-backed Revenue Bonds
  Series 2002
   06-01-27    6.13%             $12,585,000                $13,464,817
   06-01-32    6.38                4,740,000                  5,158,210
Franklin
  Revenue Bonds
  Waste Management
  Series 2003 A.M.T.
   04-01-16    4.95               16,000,000(o)              16,555,041
Wisconsin Health & Educational Facilities Authority
  Revenue Bonds
  Wheaton Franciscan Services
  Series 2003A
   08-15-33    5.13               13,700,000                 14,212,791
Wisconsin Housing & Economic Development Authority
  Revenue Bonds
  Series 2006E A.M.T.
   09-01-31    5.50                4,930,000                  5,231,420
                                                            -----------
Total                                                        54,622,279
-----------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $2,717,010,839)                                   $2,863,034,777
-----------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (10.9%)(l)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

ARKANSAS (0.1%)
Arkansas Development Finance Authority
  Revenue Bonds
  Series 2001
  (GNMA/FNMA) A.M.T.
   07-01-33    5.30%              $3,690,000                 $3,765,301
-----------------------------------------------------------------------

CALIFORNIA (2.3%)
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Series 2000 (FGIC)
   07-01-18    5.63               10,000,000                 10,654,012
Port of Oakland
  Revenue Bonds
  Series 2000-663R-A (FGIC) A.M.T.
   11-01-15    5.75                6,630,000                  7,004,595
Port of Oakland
  Revenue Bonds
  Series 2000-663R-B (FGIC) A.M.T.
   11-01-16    5.75                6,000,000                  6,335,340
San Diego Unified School District
  Series 2000-804R-A
   07-01-20    5.13                9,560,000                 10,003,006
San Diego Unified School District
  Series 2000-804R-B
   07-01-21    5.13                5,595,000                  5,854,272
San Diego Unified School District
  Series 2000-804R-C
   07-01-22    5.13                4,120,000                  4,310,923

MUNICIPAL BONDS HELD IN TRUST (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

CALIFORNIA (CONT.)
San Francisco City & County Airports Commission
  Series 2000-661R-A A.M.T.
   05-01-14    5.75%              $3,250,000                 $3,471,486
San Francisco City & County Airports Commission
  Series 2000-661R-B A.M.T.
   05-01-15    5.75                3,450,000                  3,675,527
San Francisco City & County Airports Commission
  Series 2000-661R-C A.M.T.
   05-01-16    5.88                3,660,000                  3,909,356
State of California
  Unlimited General Obligation Bonds
  Residual Certificates
  Series 1999-195 (MBIA)
   12-01-16    5.75               16,250,000                 17,330,647
                                                             ----------
Total                                                        72,549,164
-----------------------------------------------------------------------

DISTRICT OF COLUMBIA (0.2%)
Metropolitan Washington Airports Authority
  Revenue Bonds
  Series 2001
  (MBIA) A.M.T.
   10-01-27    5.50                5,000,000                  5,345,650
-----------------------------------------------------------------------

GEORGIA (1.0%)
City of Atlanta
  Revenue Bonds
  Residual Certificates
  Series 2000-313 (FGIC) A.M.T.
   01-01-18    6.00               11,150,000(n)              11,869,225
City of Atlanta
  Revenue Bonds
  Residual Certificates
  Series 2000-376 (FGIC)
   01-01-21    5.50               16,800,000                 17,730,720
                                                             ----------
Total                                                        29,599,945
-----------------------------------------------------------------------

HAWAII (0.9%)
Hawaii State Department of Budget & Finance
  Revenue Bonds
  Series 2000-795R
  (AMBAC) A.M.T.
   07-01-20    5.70               27,000,000                 28,745,280
-----------------------------------------------------------------------

ILLINOIS (0.4%)
Chicago O'Hare International Airport
  Revenue Bonds
  Series 2001
  (AMBAC) A.M.T.
   01-01-20    5.63                5,675,000                  6,052,189
   01-01-21    5.63                6,230,000                  6,640,998
                                                             ----------
Total                                                        12,693,187
-----------------------------------------------------------------------

INDIANA (0.2%)
Indiana Housing Finance Authority
  Revenue Bonds
  Series 2001
  (GNMA/FNMA) A.M.T.
   07-01-33    5.55                4,540,000                  4,651,348
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
   AT FEB. 28, 2007

MUNICIPAL BONDS HELD IN TRUST (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

IOWA (0.3%)
Iowa Finance Authority
  Revenue Bonds
  Series 2001
  (GMNA/FNMA) A.M.T.
   01-01-09    5.50%              $7,635,000                 $7,831,682
-----------------------------------------------------------------------

MISSOURI (0.1%)
Missouri Housing Development Commission
  Revenue Bonds
  Series 2001-224
  (GNMA/FNMA) A.M.T.
   09-01-33    5.50                2,660,000                  2,735,807
-----------------------------------------------------------------------

NEW JERSEY (0.5%)
New Jersey State Turnpike Authority
  Revenue Bonds
  Series 2000-719R (MBIA)
   01-01-13    6.00               13,000,000                 14,588,590
-----------------------------------------------------------------------

NEW YORK (2.1%)
City of New York
  Unlimited General Obligation Bonds
  Series 2000 (FGIC)
   05-15-14    5.88                5,375,000                  5,793,538
   05-15-15    5.88                5,675,000                  6,091,991
   05-15-16    5.88                3,530,000                  3,804,985
New York Mortgage Agency
  Revenue Bonds
  Series 2002 A.M.T.
   04-01-32    5.40               16,695,000                 17,267,305
New York State Energy Research & Development Authority
  Revenue Bonds
  Residual Certificates
  Series 2000-379 (MBIA)
   01-01-21    5.50               22,560,000                 22,804,099
Port Authority of New York & New Jersey
  Revenue Bonds
  Series 2000 (MBIA) A.M.T.
   10-15-21    5.75               10,525,000                 10,737,718
                                                             ----------
Total                                                        66,499,636
-----------------------------------------------------------------------

NORTH CAROLINA (0.3%)
North Carolina Housing Finance Agency
  Revenue Bonds
  Series 2002 A.M.T.
   01-01-34    5.35                8,235,000                  8,412,044
-----------------------------------------------------------------------

PUERTO RICO (0.6%)(c)
Puerto Rico Housing Finance Corporation
  Revenue Bonds
  Series 2001-257 A.M.T.
   12-01-28    5.30                9,035,000                  9,243,864
Puerto Rico Public Buildings Authority
  Revenue Bonds
  Residual Certificates
  Series 2000-416 (FSA)
   07-01-21    5.25                9,350,000                  9,539,821
                                                             ----------
Total                                                        18,783,685
-----------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (CONTINUED)

NAME OF       COUPON              PRINCIPAL                    VALUE(a)
ISSUER AND     RATE                AMOUNT
TITLE OF
ISSUE(e,f)

TEXAS (1.1%)
City of Houston
  Revenue Bonds
  Series 2000 (FSA) A.M.T.
   07-01-18    5.50%             $13,050,000                $13,669,092
   07-01-19    5.50                8,000,000                  8,377,028
Texas Department of Housing & Community Affairs
  Revenue Bonds
  Series 2002A
  (MBIA) A.M.T.
   03-01-34    5.55                6,565,000                  6,818,534
Texas Department of Housing & Community Affairs
  Revenue Bonds
  Series 2002B
  (MBIA) A.M.T.
   09-01-33    5.55                5,800,000                  6,023,258
                                                           ------------
Total                                                        34,887,912
-----------------------------------------------------------------------

WASHINGTON (0.8%)
State of Washington
  Unlimited General Obligation Bonds
  1st Series 2000-389
   07-01-18    5.63               12,050,000                 12,790,206
State of Washington
  Unlimited General Obligation Bonds
  2nd Series 2000-389
   07-01-19    5.63               11,925,000                 12,658,745
                                                           ------------
Total                                                        25,448,951
-----------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $320,266,751)                                       $336,538,182
-----------------------------------------------------------------------

MUNICIPAL NOTES (1.8%)

ISSUER       EFFECTIVE             AMOUNT                      VALUE(a)
(e,f,g)        YIELD             PAYABLE AT
                                  MATURITY
COLORADO (0.1%)
Moffat County
  Refunding Revenue Bonds
  Pacificorp Projects
  V.R.D.N. Series 1994
  (JPMorgan Chase Bank) AMBAC
   05-01-13    3.63%              $4,500,000                 $4,500,000
-----------------------------------------------------------------------

GEORGIA (--%)
DeKalb County Hospital Authority
  Revenue Bonds
  DeKalb Medical Center Project
  V.R.D.N. Series 2003B (Wachovia Bank) FSA
   09-01-31    3.67                  400,000                    400,000
-----------------------------------------------------------------------

ILLINOIS (0.2%)
City of Chicago
  Refunding Unlimited General Obligation Bonds
  V.R.D.N. Series 2005D (Dexia Credit Local) FSA
   01-01-40    3.65                5,250,000                  5,250,000
-----------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)

ISSUER       EFFECTIVE              AMOUNT                     VALUE(a)
(e,f,g)        YIELD              PAYABLE AT
                                   MATURITY
MASSACHUSETTS (0.1%)
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Capital Assets Program
  V.R.D.N. Series 1985E (Fleet Natl Bank)
   01-01-35    3.53%              $1,000,000                 $1,000,000
Massachusetts Water Resources Authority
  Refunding Revenue Bonds
  V.R.D.N. Series 1998D (Dexia Credit Local) FGIC
   11-01-26    3.53                1,050,000                  1,050,000
                                                             ----------
Total                                                         2,050,000
-----------------------------------------------------------------------

MICHIGAN (0.5%)
Detroit
  Revenue Bonds
  Senior Lien
  V.R.D.N. Series 2003B (Dexia Credit Local) FSA
   07-01-33    3.66                5,400,000                  5,400,000
Royal Oak Hospital Finance Authority
  Refunding Revenue Bonds
  William Beaumont University
  V.R.D.N. Series 2006U (Morgan Stanley Bank) AMBAC
   01-01-20    3.64                1,400,000                  1,400,000
University of Michigan
  Refunding Revenue Bonds
  Medical Service Plan
  V.R.D.N. Series 1998A-1
   12-01-21    3.62                9,600,000                  9,600,000
                                                             ----------
Total                                                        16,400,000
-----------------------------------------------------------------------

MINNESOTA (--%)
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
   10-01-30    3.64                  350,000                    350,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.N. 5th Series 2002M2 (Harris Trust & Savings Bank)
   10-01-20    3.64                  500,000                    500,000
                                                             ----------
Total                                                           850,000
-----------------------------------------------------------------------

MISSISSIPPI (0.2%)
County of Jackson
  Refunding Revenue Bonds
  Chevron USA Incorporated Project
  V.R.D.N. Series 1992
   12-01-16    3.66                  800,000                    800,000
County of Jackson
  Refunding Revenue Bonds
  Chevron USA Incorporated Project
  V.R.D.N. Series 1993
   06-01-23    3.66                4,900,000                  4,900,000
                                                             ----------
Total                                                         5,700,000
-----------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
   AT FEB. 28, 2007

MUNICIPAL NOTES (CONTINUED)

ISSUER       EFFECTIVE              AMOUNT                     VALUE(a)
(e,f,g)        YIELD              PAYABLE AT
                                   MATURITY
NEW HAMPSHIRE (--%)
New Hampshire Health & Educational Facilities Authority
  Revenue Bonds
  VHA New England
  V.R.D.N. Series 1985E AMBAC
   12-01-25    3.53%              $1,115,000                 $1,115,000
-----------------------------------------------------------------------

PENNSYLVANIA (--%)
Pennsylvania Higher Educational Facilities Authority
  Refunding Revenue Bonds
  Carnegie Mellon University
  V.R.D.N. Series 1995B (Morgan Guaranty Trust)
   11-01-27    3.64                  400,000                    400,000
-----------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)

ISSUER       EFFECTIVE              AMOUNT                     VALUE(a)
(e,f,g)        YIELD              PAYABLE AT
                                   MATURITY
TENNESEE (0.7%)
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Bond Fund
  V.R.D.N. Series 2005 (Bank of America)
   11-01-35    3.65%                $300,000                   $300,000
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 2001 (Bank of America)
   07-01-31    3.65                1,800,000                  1,800,000
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 2003 (Bank of America)
   01-01-33    3.65               15,200,000                 15,200,000
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 2004 (Bank of America)
   07-01-34    3.65                1,200,000                  1,200,000

MUNICIPAL NOTES (CONTINUED)

ISSUER       EFFECTIVE               AMOUNT                    VALUE(a)
(e,f,g)        YIELD               PAYABLE AT
                                    MATURITY
TENNESSEE (CONT.)
Montgomery County Public Building Authority
  Revenue Bonds
  Tennessee County Loan Pool
  V.R.D.N. Series 2002 (Bank of America)
   04-01-32    3.65%                $485,000                   $485,000
Montgomery County Public Building Authority
  Revenue Bonds
  Tennessee County Loan Pool
  V.R.D.N. Series 2006 (Bank of America)
   02-01-36    3.65                  900,000                    900,000
                                                         --------------
Total                                                        19,885,000
-----------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $56,550,000)                                         $56,550,000
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,093,827,590)(p)                                $3,256,122,959
=======================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2006.

(b) At Feb. 28, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $24,434,004.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
      5.3% of net assets at Feb. 28, 2007.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2007, the value of these securities amounted to $5,275,150 or 0.2% of net assets.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA   -- ACA Financial Guaranty Corporation
      AMBAC -- Ambac Assurance Corporation
      BIG   -- Bond Investors Guarantee
      CGIC  -- Capital Guaranty Insurance Company
      CIFG  -- IXIS Financial Guaranty
      FGIC  -- Financial Guaranty Insurance Company
      FHA   -- Federal Housing Authority
      FNMA  -- Federal National Mortgage Association
      FHLMC -- Federal Home Loan Mortgage Corporation
      FSA   -- Financial Security Assurance
      GNMA  -- Government National Mortgage Association
      MBIA  -- MBIA Insurance Corporation
      XLCA  -- XL Capital Assurance

--------------------------------------------------------------------------------
14 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
   AT FEB. 28, 2007

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(f)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At Feb. 28, 2007, the value of securities subject to alternative minimum tax represented
                  15.0% of net assets.
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.
      Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Feb. 28, 2007. At Feb. 28, 2007, the value of inverse floaters represented 0.3% of net assets.

(i) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j) This security may be separated into floating and inverse floating rate securities which may be traded separately. Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates.

(k) Until May 2008, interest income is accrued on the original principal at an annual rate of 6.00%. Concurrently, the principal account is adjusted for interest at an annual rate of 4.53%. Beginning June 2008, the annual interest rate will be 9.15% and will be calculated on the adjusted principal amount. The interest rate disclosed represents the annualized effective yield, including the impact of principal accretion, on the date of acquisition.

(l)   Municipal Bonds Held in Trust -- The Fund enters into transactions
      (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(m)   Identifies issues considered to be illiquid as to their marketability.
      These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Feb. 28, 2007, is as follows:

      SECURITY                                     ACQUISITION        COST
                                                      DATES
      -------------------------------------------------------------------------
      Loveland Special Improvement District #1
        Unlimited General Obligation Bonds
        Series 2000
          7.50% 2029                                 04-20-00       $5,213,232

(n) Partially pledged as initial deposit on the following open interest rate futures contracts:

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      -------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Treasury Note, June 2007, 10-year                      $284,000,000

(o) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007.

(p) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $2,881,013,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $162,705,000

      Unrealized depreciation                                         (410,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $162,295,000
      ------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
15 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS
   AT FEB. 28, 2007


                                                             S-6430-80 G (4/07)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Tax-Exempt Income Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 27, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 27, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   April 27, 2007